MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST        Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2000               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended March 31, 2000, the economy continued to exhibit very strong growth with moderate inflationary pressures. Concerned by the strength in the global economy and the threat of rising inflation, the Federal Reserve Board continued its recent pattern of raising the federal funds rate, increasing it to 6.00 percent in three steps during the period. However, because of concerns surrounding the Y2K phenomenon the Fed simultaneously added substantial liquidity to the marketplace. This action in turn fueled the equity markets to new heights while forcing interest rates to their highest levels in this economic cycle.

Interest rates on intermediate U.S. Treasuries were highly volatile during the period. Five-year Treasuries ranged in yield from 5.75 percent and 6.77 percent. On March 31, the five-year Treasury note was yielding 6.31 percent compared to
5.75 percent six months earlier.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Government Income Trust produced a total return of 2.00 percent, based on a change in net asset value (NAV) and reinvestment of dividends totaling $0.27. Based on a change in the Fund's market price on the New York Stock Exchange
(NYSE) and reinvestment of dividends, the Fund's total return for the period was
1.01 percent.

As of March 31, 2000, the Trust had net assets in excess of $366 million, with 60 percent invested in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association
(FNMA) and the Federal Home Loan Mortgage Corp. (FHLMC), 30 percent in U.S. agency obligations, 10 percent in U.S. Treasury securities, and less than 1 percent in cash equivalents. On March 31, 2000, the Trust's average maturity was
7.5 years. Adjustments to the Trust's average maturity will be made as attractive opportunities present themselves.

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

LOOKING AHEAD

We believe that U.S. economic growth is likely to moderate while inflation remains at acceptable levels. However, should our economy continue to display inordinately strong growth coupled with accelerating inflation, the Fed may need to take a more aggressive stance on monetary policy.

We would again like to remind shareholders that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. In accordance with this procedure, 1,059,600 shares of the Trust were purchased on the New York Stock Exchange over the six-month period ended March 31, 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter Government Income Trust and look forward to continuing to serve your investment objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 21, 1999, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  34,870,993
Withheld....................................................     636,780

Charles A. Fiumefreddo
For.........................................................  34,892,946
Withheld....................................................     614,827

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson, Michael E. Nugent, Philip
  J. Purcell and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For.........................................................  34,809,096
Against.....................................................     228,631
Abstain.....................................................     470,046

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited)

PRINCIPAL                      DESCRIPTION
AMOUNT IN                          AND                          COUPON
THOUSANDS                     MATURITY DATE                      RATE        VALUE
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (59.5%)
            Federal Home Loan Mortgage Corp. (4.0%)
$  2,879    12/01/18 - 02/01/19..............................    9.50 %   $  3,011,224
   6,856    08/01/09 - 08/01/20..............................   10.00        7,240,000
   4,096    08/01/14 - 05/01/19..............................   10.50        4,445,089
                                                                          ------------
                                                                            14,696,313
                                                                          ------------
            Federal National Mortgage Assoc. (33.4%)
  21,572    04/01/06 - 02/01/29..............................    6.00       20,232,899
  37,012    05/01/07 - 04/01/29..............................    6.50       34,983,842
  32,091    10/01/13 - 08/01/29..............................    7.00       30,877,219
  18,959    01/01/22 - 07/01/29..............................    7.50       18,651,135
  11,417    12/01/21 - 03/01/30..............................    8.00       11,449,518
   4,526    08/01/17 - 05/01/25..............................    8.50        4,616,080
     519    09/01/13 - 07/01/23..............................    9.00          535,715
   1,079    06/01/18 - 01/01/21..............................    9.50        1,131,407
                                                                          ------------
                                                                           122,477,815
                                                                          ------------
            Government National Mortgage Assoc. (22.1%)
   8,573    03/15/26 - 03/15/29..............................    6.00        7,860,573
  15,028    03/20/26 - 05/20/29..............................    6.50       14,143,039
  20,040    02/15/24 - 08/15/29..............................    7.00       19,404,941
  14,443    12/15/22 - 11/20/29..............................    7.50       14,312,991
   7,621    11/15/15 - 03/15/30..............................    8.00        7,706,539
  12,404    05/15/16 - 11/15/24..............................    8.50       12,722,289
   4,076    04/15/17 - 02/15/25..............................    9.00        4,228,556
     367    11/15/19 - 08/15/20..............................    9.50          384,461
                                                                          ------------
                                                                            80,763,389
                                                                          ------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Identified Cost $222,568,659).............................    217,937,517
                                                                          ------------

            U.S. GOVERNMENT & AGENCY OBLIGATIONS (39.5%)
   1,500    Federal Farm Credit Bank
            06/17/05.........................................    5.80        1,410,600
   3,085    Federal Farm Credit Bank
            01/10/05.........................................    5.90        2,926,308
   2,000    Federal Farm Credit Corp.
            09/23/04.........................................    6.30        1,936,220
   1,000    Federal Farm Credit Corp.
            09/24/07.........................................    6.52          962,230
  14,000    Federal Home Loan Banks
            02/25/04 - 07/02/12..............................    0.00        9,582,230
   2,000    Federal Home Loan Banks
            04/23/03.........................................    5.785       1,929,840

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL                      DESCRIPTION
AMOUNT IN                          AND                          COUPON
THOUSANDS                     MATURITY DATE                      RATE        VALUE
--------------------------------------------------------------------------------------
$  1,000    Federal Home Loan Banks
            11/25/08.........................................    5.88 %   $    916,770
   1,000    Federal Home Loan Banks
            07/28/08.........................................    5.945         911,180
   2,000    Federal Home Loan Banks
            02/05/08.........................................    5.96        1,831,740
   2,000    Federal Home Loan Banks
            03/17/08.........................................    6.02        1,837,160
   3,500    Federal Home Loan Banks
            10/10/07.........................................    6.20        3,303,055
   2,000    Federal Home Loan Banks
            08/15/07.........................................    6.295       1,899,740
   2,000    Federal Home Loan Mortgage Corp.
            04/15/08.........................................    5.75        1,823,500
   2,500    Federal National Mortgage Assoc.
            02/01/04 - 08/01/04..............................    0.00        1,898,895
   2,000    Federal National Mortgage Assoc.
            01/26/09.........................................    5.80        1,825,540
   1,000    Federal National Mortgage Assoc.
            07/30/07.........................................    6.75          967,330
 103,000    Resolution Funding Corp.
            10/15/01 - 10/15/07..............................    0.00       70,627,700
   2,000    U.S. Department of Housing and Urban Development
            Series 1999A
            08/01/11.........................................    6.16        1,843,080
   7,500    U.S. Treasury Note
            02/28/03 - 05/31/03..............................    5.50        7,306,995
   4,500    U.S. Treasury Note
            12/31/02 - 02/15/06..............................    5.625       4,367,565
   1,000    U.S. Treasury Note
            11/15/05.........................................    5.875         978,600
   6,000    U.S. Treasury Note
            08/15/07.........................................    6.125       5,942,880
   8,500    U.S. Treasury Note
            02/15/07.........................................    6.25        8,483,850
   4,000    U.S. Treasury Note
            08/15/05 - 02/15/10..............................    6.50        4,083,920
   1,000    U.S. Treasury Note
            08/15/00.........................................    8.75        1,009,360
   5,000    U.S. Treasury Strip
            02/15/03.........................................    0.00        4,175,350
                                                                          ------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Identified Cost $147,951,761).............................    144,781,638
                                                                          ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited) continued


PRINCIPAL                      DESCRIPTION
AMOUNT IN                          AND                          COUPON
THOUSANDS                     MATURITY DATE                      RATE        VALUE
--------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (0.4%)
            REPURCHASE AGREEMENT
$  1,392    The Bank of New York due 04/03/00 (dated
             03/31/00; proceeds $1,392,393) (a)
             (Identified Cost $1,391,690)....................  6.063%     $  1,391,690
                                                                          ------------

            TOTAL INVESTMENTS
            (Identified Cost $371,912,110) (b)...............   99.4%      364,110,845

            OTHER ASSETS IN EXCESS OF LIABILITIES............    0.6         2,063,134
                                                               -----      ------------

            NET ASSETS.......................................  100.0%     $366,173,979
                                                               =====      ============

---------------------
(a) Collateralized by $1,406,051 U.S. Treasury Bond 5.875% due 11/30/01 valued at $1,419,525.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $13,781,511 and the aggregate gross unrealized depreciation is $21,582,776, resulting in net unrealized depreciation of $7,801,265.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $371,912,110).............................  $364,110,845
Receivable for:
    Interest................................................     2,193,814
    Principal paydowns......................................       348,150
Prepaid expenses and other assets...........................        28,477
                                                              ------------

    TOTAL ASSETS............................................   366,681,286
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       209,963
    Shares of beneficial interest repurchased...............       180,762
Accrued expenses............................................       116,582
                                                              ------------

    TOTAL LIABILITIES.......................................       507,307
                                                              ------------

    NET ASSETS..............................................  $366,173,979
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $393,580,146
Net unrealized depreciation.................................    (7,801,265)
Accumulated undistributed net investment income.............       460,424
Accumulated net realized loss...............................   (20,065,326)
                                                              ------------

    NET ASSETS..............................................  $366,173,979
                                                              ============

NET ASSET VALUE PER SHARE,
 40,660,600 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $9.01
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $12,889,219
                                                              -----------

EXPENSES
Investment management fee...................................    1,116,444
Transfer agent fees and expenses............................       71,017
Custodian fees..............................................       43,713
Professional fees...........................................       33,281
Shareholder reports and notices.............................       24,878
Registration fees...........................................       21,318
Trustees' fees and expenses.................................        8,209
Other.......................................................        1,812
                                                              -----------

    TOTAL EXPENSES..........................................    1,320,672
                                                              -----------

    NET INVESTMENT INCOME...................................   11,568,547
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................      (60,665)
Net change in unrealized depreciation.......................   (6,440,579)
                                                              -----------

    NET LOSS................................................   (6,501,244)
                                                              -----------

NET INCREASE................................................  $ 5,067,303
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE YEAR
                                                      MARCH 31,          ENDED
                                                         2000       SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 11,568,547      $ 23,885,889
Net realized loss..................................       (60,665)          (32,344)
Net change in unrealized
 appreciation/depreciation.........................    (6,440,579)      (26,647,143)
                                                     -------------      ------------

    NET INCREASE (DECREASE)........................     5,067,303        (2,793,598)

Dividends from net investment income...............   (11,145,040)      (23,798,485)
Decrease from transactions in shares of beneficial
 interest..........................................    (8,625,504)      (15,560,813)
                                                     ------------      ------------

    NET DECREASE...................................   (14,703,241)      (42,152,896)
NET ASSETS:
Beginning of period................................   380,877,220       423,030,116
                                                     ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $460,424 and $36,917, respectively).........  $366,173,979      $380,877,220
                                                     ============      ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Government Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.60% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2000 aggregated $9,001,379 and $15,574,938, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At March 31, 2000, the Trust had transfer agent fees and expenses payable of approximately $2,100.

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,921. At March 31, 2000, the Trust had an accrued pension liability of $52,432 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 1998.................................  43,518,600   $435,186    $417,512,961
Treasury shares purchased and retired (weighted average
 discount 7.78%)*...........................................  (1,798,400)   (17,984)    (15,542,829)
Reclassification due to permanent book/tax differences......          --         --        (181,684)
                                                              ----------   --------    ------------
Balance, September 30, 1999.................................  41,720,200    417,202     401,788,448
Treasury shares purchased and retired (weighted average
 discount 9.22%)*...........................................  (1,059,600)   (10,596)     (8,614,908)
                                                              ----------   --------    ------------
Balance, March 31, 2000.....................................  40,660,600   $406,606    $393,173,540
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

On March 31, 2000, the Trust declared the following dividends from net investment income:

 AMOUNT        RECORD         PAYABLE
PER SHARE       DATE            DATE
---------   -------------  --------------
 $0.045     April 7, 2000  April 20, 2000
 $0.045      May 5, 2000    May 19, 2000
 $0.045     June 9, 2000   June 23, 2000

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At September 30, 1999, the Trust had a net capital loss carryover of approximately $19,961,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

               AMOUNT IN THOUSANDS
--------------------------------------------------
        2002              2003       2004     2006
---------------------   --------   --------   ----
       $8,299            $9,638     $2,019     $5
       ======            ======     ======     ==

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $44,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER GOVERNMENT INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30*
                                                        MONTHS ENDED         ----------------------------------------------------
                                                       MARCH 31, 2000*         1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................   $     9.13           $   9.72   $   9.32   $   9.08   $   9.17   $   8.69
                                                        ----------           --------   --------   --------   --------   --------

Income (loss) from investment operations:
 Net investment income...............................         0.28               0.56       0.59       0.61       0.60       0.58
 Net realized and unrealized gain (loss).............        (0.15)             (0.62)      0.37       0.19      (0.14)      0.43
                                                        ----------           --------   --------   --------   --------   --------

Total income (loss) from investment operations.......         0.13              (0.06)      0.96       0.80       0.46       1.01
                                                        ----------           --------   --------   --------   --------   --------

Less dividends from net investment income............        (0.27)             (0.56)     (0.60)     (0.60)     (0.60)     (0.60)
                                                        ----------           --------   --------   --------   --------   --------

Anti-dilutive effect of acquiring treasury shares....         0.02               0.03       0.04       0.04       0.05       0.07
                                                        ----------           --------   --------   --------   --------   --------

Net asset value, end of period.......................   $     9.01           $   9.13   $   9.72   $   9.32   $   9.08   $   9.17
                                                        ==========           ========   ========   ========   ========   ========

Market value, end of period..........................   $    8.063           $   8.25   $   9.00   $  8.438   $   8.25   $   8.25
                                                        ==========           ========   ========   ========   ========   ========

TOTAL RETURN+........................................         1.01%(1)          (2.24)%    14.26%      9.86%      7.31%     12.97%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................         0.71%(2)           0.71%      0.70%      0.73%      0.73%      0.71%

Net investment income................................         6.22%(2)           5.98%      6.27%      6.60%      6.56%      6.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............     $366,174           $380,877   $423,030   $429,764   $439,896   $475,471

Portfolio turnover rate..............................            2%(1)             19%        16%        19%        21%        25%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
GOVERNMENT
INCOME TRUST

Semiannual Report
March 31, 2000